Derivative Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Warrant Liabilities [Abstract]
Summary of Derivative Warrants

	December 31, 2022	December 31, 2021
Balance, beginning of year	21,700	428
2021 Series A and B Warrants - fair value on issuance	—	62,680
2021 Additional Series A and B Warrants - fair value on issuance	—	38,576
New Warrants - fair value on issuance recognized in profit or loss	—	106,531
Change in fair value recognized in profit or loss	(10,783)	(28,697)
Converted to common shares	—	(157,818)
Acquisition (note 5(a))	85	—
Balance, end of year	11,002	21,700

The carrying amount is an estimate of the fair value of the derivative warrants and is presented as a current liability. The derivative warrants are classified as a liability due to the Company’s share price being denominated in USD, which creates variability as to the value in CAD when they are exercised. The derivative warrants are recorded as a current liability, however, the Company has no cash obligation nor is there any cash loss with respect to the derivative warrants, rather it will deliver common shares if and when warrants are exercised.

Summary of Outstanding Derivative Warrants

The following table summarizes outstanding derivative warrants as at December 31, 2022:

	Exercise price (USD)	Number of warrants	Weighted average contractual life
2020 Series A Warrants (1)	1.77	50,000	2.6
Unsecured Convertible Notes Warrants (1)	1.77	50,000	1.0
New Warrants (2)	2.29	9,833,333	1.6
December 2018 Performance Warrants	CAD 5.51	118,067	1.0
		10,051,400	1.6
(1)
The conversion or exercise price, as applicable, is subject to full ratchet antidilution protection upon any subsequent transaction at a price lower than the price then in effect and standard adjustments in the event of any share split, share dividend, share combination, recapitalization or other similar transaction. If the Company issues, sells or enters into any agreement to issue or sell, any variable rate securities, the investors have the additional right to substitute the variable price (or formula) of such securities for the conversion or exercise price, as applicable.
(2)
The exercise price of the New Warrants was adjusted from USD $15.00 to $2.29 based on the July 26, 2022 Share Consolidation (as defined below) representing a share combination event (note 23(a)).